Earnings Per Share (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
Note 11. Earnings Per Share
Net Loss Per Share
Net loss per share is provided in accordance with ASC Sub-Topic 260-10, Earnings Per Share. Basic earnings per share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the period. It is computed by dividing undistributed earnings allocated to common stockholders for the period by the weighted average number of common shares outstanding during the period, plus the dilutive effect of outstanding preferred shares, options and unvested stock units, and warrants outstanding pursuant to the treasury stock method.
As the Company incurred a net loss for the three and nine months ended September 30, 2024 and 2023, the inclusion of certain options, unvested stock units, warrants, and contingent Sponsor Earnout Shares in the calculation of diluted earnings per share would be anti-dilutive and, accordingly, were excluded from the diluted loss per share calculation.
The following table summarizes potential common shares that were excluded as their effect is anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Options and unvested stock units outstanding	106,097	296,861	145,073	235,736
Warrants outstanding	30,017,768	629,271	30,017,768	629,271
Convertible promissory notes	4,339,623	—	4,339,623	—
Contingent Sponsor Earnout Shares	28,750	28,750	28,750	28,750
Total	34,492,238	954,882	34,531,214	893,757

Note 11. Earnings Per Share
Net Loss Per Share
Net loss per share is provided in accordance with ASC Sub-Topic 260-10, Earnings Per Share. Basic earnings per share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the period. It is computed by dividing undistributed earnings allocated to common stockholders for the period by the weighted average number of common shares outstanding during the period, plus the dilutive effect of outstanding preferred shares, options and unvested stock units, and warrants outstanding pursuant to the treasury stock method.
As the Company incurred a net loss for the years ended December 31, 2023 and 2022, the inclusion of certain options, unvested stock units, warrants, and contingent Sponsor Earnout Shares in the calculation of diluted earnings per share would be anti-dilutive and, accordingly, were excluded from the diluted loss per share calculation.
The following table summarizes potential common shares that were excluded as their effect is anti-dilutive:

	Year Ended December 31,
	2023	2022
Options and unvested stock units outstanding	243,911	127,116
Warrants outstanding	6,206,488	399,149
Contingent Sponsor Earnout Shares	28,750	28,750
Total	6,479,149	555,015